04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 | Fidelity® Government Money Market Fund
Fund Summary Fund/Class: Fidelity® Government Money Market Fund/Premium
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Government Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Government Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Government Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Government Money Market Fund Fidelity Government Money Market Fund-Premium Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.38%
Fee waiver and/or expense reimbursement	0.06%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.32%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.32%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Government Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Government Money Market Fund Fidelity Government Money Market Fund-Premium Class USD ($)
1 year	$ 33
3 years	103
5 years	193
10 years	$ 461

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Government Money Market Fund, a class of shares of Fidelity® Government Money Market Fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® Government Money Market Fund, a class of shares of Fidelity® Government Money Market Fund.

Performance history will be available at www.advisor.fidelity.com for Premium Class after Premium Class has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.25%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.00%	March 31, 2016

Average Annual Returns*

For the periods ended December 31, 2015

*The returns shown above are for Fidelity® Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Premium Class would have substantially similar annual returns to Fidelity® Government Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity® Government Money Market Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity® Government Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 | Fidelity® Government Money Market Fund | Fidelity Government Money Market Fund-Premium Class | Return Before Taxes	0.01%	0.01%	1.21%